LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the three months ended March 31, 2025 and 2024, are as follows:

Components of lease expense:	2025	2024
Amortization of right-of-use assets - finance lease	$96,243	$96,243
Interest on lease liabilities - finance lease	13,081	23,550
Operating lease cost	29,793	29,915
Total lease cost	$139,117	$149,708

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$100,266	$88,665
Operating cash flows from operating leases	29,197	30,431

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the year ended December 31, 2024, and 2023 are as follows:

Components of lease expense:	2024	2023
Amortization of right-of-use assets - finance lease	$384,971	$128,324
Interest on lease liabilities - finance lease	83,041	33,838
Operating lease cost	93,029	39,887
Total lease cost	$561,041	$202,049

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$361,181	$93,238
Operating cash flows from operating leases	133,605	32,489

SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES
Operating leases:	March 31, 2025	December 31, 2024
Operating lease right-of-use, assets	$431,746	$463,011
Operating lease liability, current	$130,342	$127,498
Operating lease liability, non-current	$308,415	$342,098
Total operating lease liabilities	$438,757	$469,596

Finance leases:	March 31, 2025	December 31, 2024
Finance lease right-of-use asset, gross	$1,294,168	$1,294,168
Accumulated amortization	(609,539)	(513,296)
Finance lease right-of-use asset, net	$684,629	$780,872
Finance lease liability, current portion	$403,584	$395,301
Finance lease liability, long-term	335,899	444,448
Total finance lease liabilities	$739,483	$839,749

Weighted-average remaining lease term:	March 31, 2025	December 31, 2024
Operating leases (in years)	3.60	4.21
Finance leases (in years)	2.28	2.39

Weighted-average discount rate:	March 31, 2025	December 31, 2024
Operating leases	7.38%	7.41%
Finance leases	8.04%	8.03%

Operating leases:	2024	2023
Operating lease right-of-use, assets	$463,011	$370,312
Operating lease liability, current	127,498	94,708
Operating lease liability, non-current	342,098	283,001
Total operating lease liabilities	$469,596	$377,709

Financing leases:	2024	2023
Financing lease right-of-use assets, gross	$1,294,168	$1,294,168
Accumulated amortization	(513,296)	(128,324)
Finance lease right-of-use assets, net	$780,872	$1,165,844
Financing lease liability, current	395,301	365,463
Financing lease liability, non-current	444,448	835,467
Total finance lease liabilities	$839,749	$1,200,930

Weighted-average remaining lease term:	2024	2023
Operating leases (in years)	4.21	3.58
Finance leases (in years)	2.39	3.25

Weighted-average discount rate:	2024	2023
Operating leases	7.41%	8.07%
Finance leases	8.03%	8.01%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE

Future minimum lease payments under non-cancellable lease as of March 31, 2025, are as follows:

	Operating Leases	Finance Leases
Remaining for 2025	$118,497	$336,379
2026	159,282	270,395
2027	110,063	202,970
2028	40,616	—
2029	42,252	—
2030 and thereafter	28,919	—
Total undiscounted cash flows	499,629	809,744
Less discounting	(60,872)	(70,261)
Present value of lease liabilities	$438,757	$739,483

	Operating Leases	Finance Leases
2025	$157,837	$448,505
2026	159,282	270,395
2027	110,063	202,970
2028	40,616	—
2029	42,252	—
2030 and thereafter	28,919	—
Total undiscounted cash flows	538,969	921,870
Less discounting	(69,373)	(82,121)
Present value of lease liabilities	$469,596	$839,749